S000105041 [Member] N-1A Cover	May 22, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	COLUMBIA ETF TRUST I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	May 22, 2026
Prospectus Date	May 25, 2026